COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
12.	COMMITMENTS AND CONTINGENCIES

Effective August 1, 2010, the Company extended its office lease agreement for its office for a term of one year with monthly lease payments of $2,100. Since August 1, 2011, the office lease continues at the same rate on a month-to-month basis.

The Company leases the land and buildings for its four restaurants in South Africa through its subsidiaries. The leases are for five year terms and include options to extend the terms. We lease our restaurant facilities under “triple net” leases that require us to pay minimum rent, real estate taxes, maintenance costs and insurance premiums and, in some instances, percentage rent based on sales in excess of specified amounts. Rent obligations for our four restaurants are presented below:

2012	$526,787
2013	578,252
2014	634,891
2015	697,223
thereafter	765,824
Totals	$3,202,977

Rent expense for the years ended December 31, 2011 and December 31, 2010 was $126,909 and $25,200, respectively. Rent expense for the year ended December 31, 2011 for the South African restaurants was $97,691, and is included in the “Restaurant operating expenses” of the Consolidated Statement of Operations. Rent expense for the year ended December 31, 2011 for the management segment was $29,218, and is included in the “General and administrative expense” of the Consolidated Statement of Operations. Rent expense for the year ended December 31, 2010 was all for the management segment.